Superannuation commitments - Significant assumptions (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Australia
Superannuation commitments
Discount rate	4.10%	4.20%
Expected salary increase	2.90%	3.00%
Expected inflation	1.90%	2.00%
Life expectancy of a 60-year-old male	31 years	30 years 9 months 18 days
Life expectancy of a 60-year-old female	33 years 10 months 24 days	33 years 8 months 12 days
Overseas | Maximum
Superannuation commitments
Discount rate	2.90%	3.00%
Expected salary increase	5.00%	5.00%
Expected inflation	3.50%	3.50%
Life expectancy of a 60-year-old male	28 years 4 months 24 days	28 years 10 months 24 days
Life expectancy of a 60-year-old female	29 years 7 months 6 days	30 years 3 months 18 days
Overseas | Minimum
Superannuation commitments
Discount rate	2.60%	2.70%
Expected salary increase	3.00%	3.00%
Expected inflation	2.00%	2.00%
Life expectancy of a 60-year-old male	27 years 10 months 24 days	27 years 8 months 12 days
Life expectancy of a 60-year-old female	29 years 4 months 24 days	29 years 2 months 12 days